Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 39,812	$ 37,534	$ 33,087
Net unrealized holding gain (loss) on securities available for sale	(34,691)	10,100	9,062
Reclassification adjustments for net gain recognized in income	(1,622)	(2,161)	(1,428)
Tax effect	14,480	(3,166)	(3,045)
Net unrealized gain (loss) on securities available for sale, net of tax	(21,833)	4,773	4,589
Change in overfunded position in pension and post retirement plans arising during the year	10,559	(1,244)	(4,753)
Tax effect	(4,210)	496	1,895
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	6,349	(748)	(2,858)
Amortization of net actuarial loss	467	306	85
Amortization of prior service credit	(262)	(262)	(262)
Tax effect	(82)	(18)	72
Amortization of net actuarial loss and prior service credit on pension and postretirement plans, net of tax	123	26	(105)
Other comprehensive income (loss), net of tax	(15,361)	4,051	1,626
Comprehensive income	$ 24,451	$ 41,585	$ 34,713